Borrowings (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Short-term debt:
Current portion of long-term debt	$ 129	$ 219	$ 177
Total short-term debt	129	219	177
Long-term debt:
Capital lease obligations	175	232	272
Other unsecured promissory notes	121	248	496
Total	296	480	768
Less: current portion of long-term debt	(129)	(219)	(177)
Total long-term debt	$ 167	$ 261	$ 591